                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                               New York, New York 10281-1008

November 25, 2003

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Global Opportunities Fund (the "Registrant")
            Reg. No. 33-33799; File No. 811-6001
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  November 21, 2003, no changes were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 23 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on November 21, 2003.

Very truly yours,

/s/Peter E. Pisapia
---------------------------
Peter E. Pisapia
Assistant Vice President &
Assistant Counsel
(212) 323-0248

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

215_coverletter_497(j)(nov03).doc